Principal subsidiaries - Narrative (Details) - GBP (£) £ in Millions	10 Months Ended
	Oct. 25, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Total assets		£ 1,544,165	£ 1,518,202	£ 1,477,500
Total liabilities		1,465,929	1,445,721	1,405,600
Balances with banks and other regulatory authorities		3,007	2,945	£ 3,758
Total for all unconsolidated structured entities
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Total assets		199,307	199,520
Principal subsidiary companies
Disclosure of subsidiaries [line items]
Total assets		2,132,000	2,015,000
Total liabilities		£ 2,031,000	£ 1,919,000